Life and Health Reserves - Reconciliation of beginning and ending net liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2021
Present Value of Expected Future Policy Benefits
Liability for future policy benefits, after flooring adjustment	$ 2,859,257	[1]	$ 2,497,519	[1]		$ 2,937,823
Life and Health
Present Value of Expected Future Policy Benefits
Liability for future policy benefits, after flooring adjustment	2,859,257		2,497,519		$ 2,785,382
Less: reinsurance recoverable	27,588		19,810		23,526
Net liability for future policy benefits, after reinsurance recoverable	2,831,669		2,477,709		2,761,856
Life and Health | Traditional and limited payment long duration contracts
Present Value of Expected Future Policy Benefits
Net liability for future policy benefits, after reinsurance recoverable	1,898,125		1,553,979		1,778,327
Life and Health | Long-term protection
Present Value of Expected Net Premiums
Balance, beginning of year	7,181,905		8,265,658		7,722,807
Beginning balance at original discount rate	9,912,178		8,929,616		7,832,595
Effect of changes in cash flow assumptions	(46,073)		124,380		132,056
Effect of changes in cash flow assumptions	129,081		495,356		138,504
Foreign exchange and other	7,693		61,698		12,107
Adjusted beginning of year balance	10,002,879		9,611,050		8,115,262
Issuances	907,176		1,100,371		1,271,419
Interest accrual	249,381		215,148		183,835
Net premiums collected	(564,741)		(519,987)		(497,615)
Foreign exchange effect	157,390		(494,404)		(143,285)
Ending balance at original discount rate	10,752,085		9,912,178		8,929,616
Effect of changes in discount rate assumptions	(2,238,887)		(2,730,273)		(663,958)
Balance, end of year	8,513,198		7,181,905		8,265,658
Present Value of Expected Future Policy Benefits
Balance, beginning of year	8,444,212		9,735,516		9,197,194
Beginning balance at original discount rate	11,279,091		10,405,240		9,253,956
Effect of changes in cash flow assumptions	(29,989)		100,464		175,808
Effect of changes in cash flow assumptions	124,864		520,942		198,217
Foreign exchange and other	24,331		67,193		11,525
Adjusted beginning of year balance	11,398,297		11,093,839		9,639,506
Issuances	910,154		1,095,566		1,250,111
Interest accrual	269,802		235,775		207,736
Benefit payments	(521,918)		(542,353)		(503,727)
Foreign exchange effect	201,607		(603,736)		(188,386)
Ending balance at original discount rate	12,257,942		11,279,091		10,405,240
Effect of changes in discount rate assumptions	(2,309,437)		(2,834,879)		(669,724)
Balance, end of year	9,948,505		8,444,212		9,735,516
Cumulative impact of flooring	4,037		2,367		194
Liability for future policy benefits, after flooring adjustment	1,439,344		1,264,674		1,470,052	1,474,388
Less: reinsurance recoverable	7,256		15,013		15,214	28,190
Net liability for future policy benefits, after reinsurance recoverable	1,432,088		1,249,661		1,454,838	1,446,198
Life and Health | Longevity
Present Value of Expected Net Premiums
Balance, beginning of year	6,859,347		9,450,775		8,710,380
Beginning balance at original discount rate	9,468,464		10,101,622		8,417,277
Effect of changes in cash flow assumptions	1,341		0		(12,857)
Effect of changes in cash flow assumptions	(100,539)		49,882		(46,910)
Foreign exchange and other	(77,951)		(1,485)		702
Adjusted beginning of year balance	9,291,315		10,150,019		8,358,212
Issuances	3,106,448		813,865		2,249,974
Interest accrual	303,087		189,144		152,388
Net premiums collected	(1,012,723)		(668,228)		(601,195)
Foreign exchange effect	632,042		(1,016,336)		(57,757)
Ending balance at original discount rate	12,320,169		9,468,464		10,101,622
Effect of changes in discount rate assumptions	(1,914,504)		(2,609,117)		(650,847)
Balance, end of year	10,405,665		6,859,347		9,450,775
Present Value of Expected Future Policy Benefits
Balance, beginning of year	7,167,340		9,778,306		9,080,355
Beginning balance at original discount rate	9,735,709		10,400,475		8,758,460
Effect of changes in cash flow assumptions	1,671		0		(17,855)
Effect of changes in cash flow assumptions	(113,205)		47,215		(46,809)
Foreign exchange and other	(89,722)		(2,935)		770
Adjusted beginning of year balance	9,534,453		10,444,755		8,694,566
Issuances	3,111,518		814,178		2,249,787
Interest accrual	308,484		194,485		160,408
Benefit payments	(885,792)		(666,887)		(643,565)
Foreign exchange effect	656,619		(1,050,822)		(60,721)
Ending balance at original discount rate	12,725,282		9,735,709		10,400,475
Effect of changes in discount rate assumptions	(1,851,883)		(2,568,369)		(622,169)
Balance, end of year	10,873,399		7,167,340		9,778,306
Cumulative impact of flooring	1,828		0		819
Liability for future policy benefits, after flooring adjustment	469,562		307,993		328,350	369,975
Less: reinsurance recoverable	3,525		3,675		4,861	6,222
Net liability for future policy benefits, after reinsurance recoverable	$ 466,037		$ 304,318		$ 323,489	$ 363,753

[1]	See Note 21 for additional information regarding related party transactions.